ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.3%
	AEROSPACE & DEFENSE - 4.2%
15,000	AeroVironment, Inc.(a),(b)	$ 1,284,900

	BIOTECH & PHARMA - 3.5%
50,000	Bioxcel Therapeutics, Inc.(a),(b)	1,074,000

	ELECTRICAL EQUIPMENT - 9.2%
37,500	Allied Motion Technologies, Inc.	1,305,375
7,500	AMETEK, Inc.	1,047,900
10,000	Renishaw plc	443,413
		2,796,688
	MACHINERY - 32.4%
35,000	ATS Corporation(a)	1,088,039
10,000	FANUC Corporation	1,511,111
22,500,000	FBR Ltd.(a)	582,068
30,000	GEA Group A.G.	1,227,112
5,000	Kardex Holding A.G.	821,986
2,500	Keyence Corporation	979,346
250,000	Knightscope, Inc.(a),(b)	472,500
500,000	Kraken Robotics, Inc.(a),(b)	210,495
15,000	Krones A.G.	1,686,476
125,000	Scott Technology Ltd.	199,232
35,000	Yaskawa Electric Corporation	1,126,572
		9,904,937
	MEDICAL EQUIPMENT & DEVICES - 27.6%
350,000	Accuray, Inc.(a),(b)	731,500
10,000	Globus Medical, Inc., Class A(a),(b)	742,700
5,000	Intuitive Surgical, Inc.(a)	1,326,750
100,000	Microbot Medical, Inc.(a),(b)	301,000
50,000	PROCEPT BioRobotics Corporation(a),(b)	2,077,000
25,000	Siemens Healthineers A.G.	1,250,937
50,000	Smith & Nephew plc	670,620
500,000	Stereotaxis, Inc.(a),(b)	1,035,000
150,000	Vicarious Surgical, Inc.(a),(b)	303,000
		8,438,507

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.3% (Continued)
	SEMICONDUCTORS - 4.0%
40,000	Infineon Technologies A.G.	$ 1,217,689

	SOFTWARE - 5.3%
25,000	Mobileye Global, Inc.(a),(b)	876,500
15,000	Omnicell, Inc.(a),(b)	756,300
		1,632,800
	TECHNOLOGY HARDWARE - 5.1%
300,000	Draganfly, Inc.(a),(b)	222,000
15,000	Nidec Corporation	781,535
150,000	Vuzix Corporation(a),(b)	546,000
		1,549,535

	TOTAL COMMON STOCKS (Cost $30,452,594)	27,899,056

	SHORT-TERM INVESTMENT — 31.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 31.7%
9,669,615	Mount Vernon Liquid Assets Portfolio, 0.45% (Cost $9,669,615)(c) (d)	9,669,615

	TOTAL INVESTMENTS – 123.0% (Cost $40,122,209)	$ 37,568,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%	(7,028,028)
	NET ASSETS - 100.0%	$ 30,540,643

LTD	- Limited Company
PLC	- Public Limited Company
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2022 was $9,228,223.
(c)	- Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $9,669,615 at December 31, 2022.
(d)	- Rate disclosed is the seven day effective yield as of December 31, 2022.